Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about key management personnel [text block] [Abstract]
Realization bonnus	$ 13
Exercised shares options (in Shares)		2,319,225
Intrinsic gain		$ 4,000
Payments to a defined contribution pension schemes on behalf of directors or employees		$ 10	$ 16